UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY
Investment Company Act file number: 811-09117
Morgan Stanley Real Estate Fund
(Exact name of registrant as specified in charter)

522 Fifth Avenue, New York, New York	10036
(Address of principal executive offices)	(Zip code)
Randy Takian
522 Fifth Avenue, New York, New York 10036
(Name and address of agent for service)
Registrant’s telephone number, including area code: 212-296-6990
Date of fiscal year end: November 30, 2008
Date of reporting period: August 31, 2008

Item 1. Schedule of Investments.
The Fund’s schedule of investments as of the close of the reporting period prepared pursuant to Rule 12-12 of Regulation S-X is as follows:

Morgan Stanley Real Estate Fund
Portfolio of Investments August 31, 2008 (unaudited)

NUMBER OF
SHARES		VALUE
	COMMON STOCKS (96.3%)
	Diversified (5.8%)
47,065	Forest City Enterprises, Inc. (Class A)	$1,353,589
25,725	Vornado Realty Trust - REIT	2,558,609

		3,912,198

	Health Care (6.9%)
66,092	Assisted Living Concepts, Inc.(a)	467,931
24,410	Brookdale Senior Living Inc.(a)	538,241
7,500	Care Investment Trust Inc.	82,350
3,360	Extendicare Real Estate	24,904
13,930	HCP INC	504,545
36,105	Healthcare Realty Trust, Inc. - REIT	1,035,130
88,780	Senior Housing Properties Trust - REIT	1,924,750
610	Ventas, Inc.	27,706

		4,605,557

	Industrial (4.5%)
23,160	AMB Property Corp. - REIT	1,051,232
15,100	DCT Industrial Trust, Inc. - REIT	112,646
43,245	ProLogis - REIT	1,845,336

		3,009,214

	Industrial/Office (3.4%)
24,790	Duke Realty Corp.	620,494
32,243	Liberty Property Trust - REIT	1,217,496
8,343	PS Business Parks, Inc. (Class A) - REIT	449,104

		2,287,094

	Lodging/Resorts (12.4%)
43,849	Hersha Hospiltality Trust - REIT	317,467
226,554	Host Hotels & Resorts Inc. - REIT	3,239,722
52,844	Morgans Hotel Group Co.(a)	903,632
78,456	Starwood Hotels & Resorts Worldwide, Inc.	2,844,030
108,729	Strategic Hotels & Resorts, Inc. - REIT	1,002,481

		8,307,332

	Office (15.6%)
37,712	Boston Properties, Inc. - REIT	3,864,349
154,858	Brookfield Properties Corp. (Canada)	3,205,561
22,031	Douglas Emmett, Inc. (WI)(a)	521,474
11,292	Kilroy Realty Corp. - REIT	565,165
55,497	Mack-Cali Realty Corp. - REIT	2,243,189
2,037	Parkway Properties, Inc. - REIT	73,271

		10,473,009

	Residential Apartments (18.4%)
50,838	AvalonBay Communities, Inc. - REIT	5,083,800
28,536	Camden Property Trust - REIT	1,392,842
109,798	Equity Residential - REIT	4,633,476
39,740	Post Properties, Inc. - REIT	1,249,823

		12,359,941

	Residential Manufactured Homes (2.0%)
26,896	Equity Lifestyle Properties, Inc. - REIT	1,336,193

	Retail Regional Malls (13.2%)
30,815	General Growth Properties, Inc. - REIT	799,033
25,012	Macerich Co. (The) - REIT	1,548,993
62,089	Simon Property Group, Inc. - REIT	5,891,004
13,716	Taubman Centers, Inc. - REIT	665,775

		8,904,805

	Retail Strip Centers (8.3%)
31,815	Acadia Realty Trust - REIT	755,606
106,300	BPP Liquidating Trust - REIT (a) (b)	0
530	Developers Diversified Realty Corp.	17,760
1,413	Equity One, Inc. - REIT	29,659
18,114	Federal Realty Investment Trust - REIT	1,374,490
15,650	Ramco-Gershenson Properties Trust - REIT	361,828
48,558	Regency Centers Corp. - REIT	3,009,139

		5,548,482

	Self Storage (3.2%)

NUMBER OF
SHARES		VALUE
18,669	Public Storage, Inc. -REIT	1,648,846
13,797	Sovran Self Storage, Inc.	531,185

		2,180,031

	Specialty (2.6%)
34,900	Plum Creek Timber Co., Inc. - REIT	1,731,738

	TOTAL COMMON STOCKS
	(Cost $44,196,178)	64,655,594

NUMBER OF
SHARES (000)
	SHORT-TERM INVESTMENT (c) (3.4%)
	Investment Company
2,301	Morgan Stanley Institutional Liquidity Money Market Portfolio - Institutional Class
	(Cost $2,301,706)		2,301,706

	TOTAL INVESTMENTS
	(Cost $46,497,884) (d)	99.7%	66,957,300
	OTHER ASSETS IN EXCESS OF LIABILITIES	0.3	213,341

	NET ASSETS	100.0%	$67,170,641

REITReal Estate Investment Trust.

(a)	Non-income producing security.

(b)	A securities with total market value equal to $0 has been valued at its fair value as determined in good faith under procedures established by and under the general supervision of the Fund’s Trustees.

(c)	The Fund invests in Morgan Stanley Institutional Liquidity Money Market Portfolio - Institutional Class, an open-end management investment company managed by the Investment Adviser. Investment advisory fees paid by the Fund are reduced by an amount equal to the advisory and administrative service fees paid by Morgan Stanley Institutional Liquidity Money Market Portfolio - Institutional Class with respect to assets invested by the Fund in Morgan Stanley Institutional Liquidity Money Market Portfolio - Institutional Class.

(d)	The aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes.

MS Real Estate Fund
Notes to the Portfolio of Investments
FAS 157
8/31/2008
The Fund adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, “Fair Value Measurements” (“FAS 157”), effective December 1, 2007. In accordance with FAS 157, fair value is defined as the price that the Fund would receive to sell an investment or pay to transfer a liability in a timely transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability. FAS 157 establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in pricing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Fund’s investments. The inputs are summarized in the three broad levels listed below.
•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used as of August 31, 2008 in valuing the Fund’s investments carried at value:

Fair Value Measurements at August 31, 2008 Using
		Quoted Prices In	Significant	Significant
		Active Market for	Other Observable	Unobservable
		Identical Assets	Inputs	Inputs
	Total	(Level 1)	(Level 2)	(Level 3)
Investments in Securities	$66,957,300	$66,957,300	—	—

     Following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining value:

Investments in
Securities
Beginning Balance	$5,315
Net purchases (sales)	—
Transfers in and/or out	—
Change in unrealized appreciation/depreciation	(5,315)
Realized gains (losses)	—

Ending Balance	$0

Valuation of Investments — (1) an equity portfolio security listed or traded on the New York Stock Exchange (“NYSE”) or American Stock Exchange or other exchange is valued at its latest sale price prior to the time when assets are valued; if there were no sales that day, the security is valued at the mean between the last reported bid and asked price; (2) an equity portfolio security listed or traded on the Nasdaq is valued at the Nasdaq Official Closing Price; if there were no sales that day, the security is valued at the mean between the last reported bid and asked price; (3) all other portfolio securities for which over-the-counter market quotations are readily available are valued at the mean between the last reported bid and asked price. In cases where a security is traded on more than one exchange, the security is valued on the exchange designated as the primary market; (4) for equity securities traded on foreign exchanges, the last reported sale price or the latest bid price may be used if there were no sales on a particular day; (5) when market quotations are not readily available including circumstances under which Morgan Stanley Investment Advisors Inc. (the “Investment Adviser”)

determines that the latest sale price, the bid price or the mean between the last reported bid and asked price do not reflect a security’s market value, portfolio securities are valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Fund’s Trustees. Occasionally, developments affecting the closing prices of securities and other assets may occur between the times at which valuations of such securities are determined (that is, close of the foreign market on which the securities trade) and the close of business on the NYSE. If developments occur during such periods that are expected to materially affect the value of such securities, such valuations may be adjusted to reflect the estimated fair value of such securities as of the close of the NYSE, as determined in good faith by the Fund’s Trustees or by the Investment Adviser using a pricing service and/or procedures approved by the Trustees of the Fund; (6) certain portfolio securities may be valued by an outside pricing service approved by the Fund’s Trustees; (7) investments in open-end mutual funds, including the Morgan Stanley Institutional Liquidity Funds, are valued at the net asset value as of the close of each business day; and (8) short-term debt securities having a maturity date of more than sixty days at time of purchase are valued on a mark-to-market basis until sixty days prior to maturity and thereafter at amortized cost based on their value on the 61st day. Short-term debt securities having a maturity date of sixty days or less at the time of purchase are valued at amortized cost.
The Fund invests a substantial portion of its assets in securities of real estate investment trusts (“REIT”). The market’s perception of prospective declines in private real estate values and other financial assets may result in increased volatility of market prices that can negatively impact the valuation of certain issuers held by the Fund.

Item 2. Controls and Procedures.
(a) The Fund’s principal executive officer and principal financial officer have concluded that the Fund’s disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms, based upon such officers’ evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.
(b) There were no changes in the Fund’s internal control over financial reporting that occurred during the registrant’s fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Fund’s internal control over financial reporting.
Item 3. Exhibits.
(a) A separate certification for each principal executive officer and principal financial officer of the registrant are attached hereto.

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SIGNATURES
     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
Morgan Stanley Real Estate Fund
/s/ Randy Takian
Randy Takian
Principal Executive Officer
October 21, 2008
     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.
/s/ Randy Takian
Randy Takian
Principal Executive Officer
October 21, 2008
/s/ Francis Smith
Francis Smith
Principal Financial Officer
October 21, 2008

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